Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 191		$ 326
Accruals	570		854
Provisions	183		203
Other current liabilities	119		166
Total payables, accruals and provisions	$ 1,063	$ 1,518	$ 1,549